Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) In Millions, unless otherwise specified	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2012 Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Cross-Currency Interest Rate Swaps [Member] GBP (£)	Jan. 31, 2012 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2012 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 9,349	$ 9,779			£ 795	$ 3,945	$ 4,445			$ 1,250	$ 1,250			$ 2,884	$ 2,902			$ 1,270	$ 1,182
Fair Value			$ 480	$ 720				$ 183	$ 267			$ 316	$ 233			$ (3)	$ 238			$ (16)	$ (18)